Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018	Jun. 30, 2017
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,201,506,512
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Common Shares
Entity Public Float			2,198,962,226
Entity Common Stock, Shares Outstanding		103,861,000
Series A Common Shares
Entity Public Float			2,544,287
Entity Common Stock, Shares Outstanding		7,258,000
Preferred Shares
Entity Public Float			$ 0